Document and Entity Information	Mar. 01, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2022
Entity File Number	001-40925
Entity Registrant Name	Xilio Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1623397
Entity Address State Or Province	MA
Entity Address, Address Line One	828 Winter Street, Suite 300
Entity Address, City or Town	Waltham,
Entity Address, Postal Zip Code	02451
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
City Area Code	617
Local Phone Number	430-4680
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	XLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001840233
Amendment Flag	false